Organization and Significant Accounting Policies - Property and Equipment (Details)	Dec. 31, 2024
Organization and Significant Accounting Policies
Estimated useful lives, description	us-gaap:UsefulLifeTermOfLeaseMember
Furniture and Fixtures
Organization and Significant Accounting Policies
Estimated useful lives	5 years
Machinery and Equipment
Organization and Significant Accounting Policies
Estimated useful lives	5 years
Minimum | Computer Equipment and Software
Organization and Significant Accounting Policies
Estimated useful lives	3 years
Maximum | Computer Equipment and Software
Organization and Significant Accounting Policies
Estimated useful lives	7 years